Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close In Time to the Release of Material Nonpublic Information
The Company does not currently grant awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of such options or similar option-like instruments in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of such options or similar option-like instruments, the Board and the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing. The Compensation Committee does not grant equity-based awards in anticipation of the release of material nonpublic information and does not time the disclosure of material nonpublic information for purposes of affecting the value of executive compensation.

Award Timing Method	The Company does not currently grant awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of such options or similar option-like instruments in relation to the disclosure of material nonpublic information by the Company.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In the event the Company determines to grant new awards of such options or similar option-like instruments, the Board and the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing. The Compensation Committee does not grant equity-based awards in anticipation of the release of material nonpublic information and does not time the disclosure of material nonpublic information for purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false